Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Changes in Goodwill

	2020 £m	2019 £m
Cost at 1 January	10,562	5,789
Exchange adjustments	(54)	(277)
Additions through business combinations (Note 40)	124	5,023
Transfer (to)/from assets held for sale	(35)	27

Cost at 31 December	10,597	10,562

Net book value at 1 January	10,562	5,789

Net book value at 31 December	10,597	10,562

Summary of Goodwill Allocated to Segments	Goodwill is allocated to the Group’s segments as follows:

	2020 £m	2019 £m
Pharmaceuticals	4,245	4,316
Vaccines	1,295	1,280
Consumer Healthcare	5,057	4,966

Net book value at 31 December	10,597	10,562

Schedule of Discounted Cash Flow Models Used in Impairment Tests
Details relating to the discounted cash flow models used in the impairment tests of the Pharmaceuticals, Vaccines and Consumer Healthcare cash generating units are as follows:

Valuation basis	Fair value less costs of disposal

Key assumptions	Sales growth rates
	Profit margins
	Terminal growth rate
	Discount rate
	Taxation rate

Determination of assumptions	Growth rates are internal forecasts based on both internal and external market information.
	Margins reflect past experience, adjusted for expected changes.
	Terminal growth rates based on management’s estimate of future long-term average growth rates.
	Discount rates based on Group WACC, adjusted where appropriate.
	Taxation rates based on appropriate rates for each region.

Period of specific projected cash flows	Five years

Terminal growth rate and discount rate	Terminal growth rate		Discount rate
	Pharmaceuticals	1% p.a.	7.5%
	Vaccines	1% p.a.	7.5%
	Consumer Healthcare	2% p.a.	6%